Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	12 Months Ended		18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	May 02, 2016	Oct. 31, 2015	Oct. 31, 2016	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
C000171464 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nomura Diversified Income Fund (Class R6) – including sales charge
Accumulated Value	$ 10,000		$ 10,240.89			$ 10,549.67		$ 10,303.37		$ 11,560.88		$ 12,450.83		$ 12,743.71		$ 10,558.73		$ 10,692.86		$ 12,042.84		$ 12,875.51
C000010960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nomura Diversified Income Fund (Institutional Class) – including sales charge
Accumulated Value		$ 10,000			$ 10,424.51		$ 10,740.53		$ 10,481.39		$ 11,750.63		$ 12,643.98		$ 12,930.73		$ 10,704.08		$ 10,830.33		$ 12,186.77		$ 13,001.19
C000010959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nomura Diversified Income Fund (Class R) – including sales charge
Accumulated Value		10,000			10,373.92		10,635.05		10,325.97		11,519.97		12,332.99		12,549.8		10,333.82		10,403.17		11,649.27		12,366.5
C000010958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nomura Diversified Income Fund (Class C) – including sales charge
Accumulated Value		10,000			10,311.95		10,531.29		10,162.73		11,281.65		12,016.13		12,166.44		9,981.59		9,998.79		11,125.1		11,766.49
C000010956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nomura Diversified Income Fund (Class A) – including sales charge
Accumulated Value		9,550			9,921.98		10,208.98		9,925.82		11,101.28		11,928.18		12,155.18		10,047.77		10,140.85		11,382.67		12,113.26
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,173		$ 10,437.04959	$ 10,264	$ 10,531.22117	$ 10,054	$ 10,314.96898	$ 11,211	$ 11,502.15391	$ 11,904	$ 12,213.82784	$ 11,848	$ 12,155.44688	$ 9,990	$ 10,249.16743	$ 10,025	$ 10,285.65713	$ 11,082	$ 11,370.40947	$ 11,765	$ 12,070.72827